Subsequent events (Details)		12 Months Ended
	Jan. 19, 2021 item shares	Dec. 31, 2020 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares delivered		2,050,000
"COVA" Program
Disclosure of non-adjusting events after reporting period [line items]
Number of patients enrolled in study | item	20
Negma litigation
Disclosure of non-adjusting events after reporting period [line items]
Number of shares delivered	2,050,000